10. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Schedule of effective income tax rate

	Years Ended December 31,
	2013	2012

US Federal statutory income tax rate	35.00%	-%
Permanent non-deductible items	(0.27)	-
Other	0.16	-
Effect of valuation allowance	(34.89)	-
Effective income tax rate	-%	-%

Schedule of deferred income tax assets and liabilities
	Years Ended December 31,
	2013	2012
Deferred tax assets:
Net operating loss (“NOL”) carryforwards	$921,499	$-
Stock compensation	123,782	-
Stock warrants	6,133,885
Deferred tax liabilities:
Basis difference in fixed assets	(1,429)	-
Net Deferred Tax Assets	7,177,737	-
Valuation allowance	(7,177,737)	-
Total deferred tax assets	$-	$-